TAXATION (Details 4)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Tax differential from statutory rate applicable to Subsidiaries in the PRC (as a percent)	(17.00%)	(17.00%)	(10.00%)	(11.00%)
Non-deductible expenses incurred (as a percent)	13.00%	13.00%	6.00%	4.00%
Withholding tax rate (as a percent)	(10.00%)	(10.00%)
Others (as a percent)	0.00%	0.00%	(1.00%)	(1.00%)
Effective CIT rate (as a percent)	31.00%	31.00%	20.00%	17.00%
Deferred tax assets:
Loss carry forward		42,205,411	14,785,786
Accrued liability for customer reward related programs		32,209,006	24,331,749
Accrued staff salary		22,215,827	13,043,243
Deferred tax liabilities		(390,000)	(390,000)
Others		3,452,556	2,797,209
Less: Allowance of deferred tax assets		(37,852,274)	(14,785,786)
Total deferred tax assets	9,926,089	61,840,526	39,782,201
Deferred tax liabilities, non-current:
Recognition of intangible assets		(53,309,153)	(48,308,692)
Net deferred tax liabilities		8,531,373	(8,526,491)
Operating tax loss carry forwards		169,000,000